INTANGIBLE ASSETS, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Finite-Lived Intangible Assets [Line Items]
Cost	$ 170,122	$ 169,263
Accumulated Amortization	(150,281)	(141,134)
Net	$ 19,841	$ 28,129
Technologies [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Life	4 years	4 years
Cost	$ 110,310	$ 109,543
Accumulated Amortization	(103,897)	(98,354)
Net	$ 6,413	$ 11,189
Technologies One [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Life	5 years	5 years
Technologies Two [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Life	9 years	9 years
Facilities lease [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Life	19 years	19 years
Cost	$ 33,500	$ 33,500
Accumulated Amortization	(21,665)	(20,377)
Net	$ 11,835	$ 13,123
Patents and other core technology right [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Life	9 years	9 years
Cost	$ 15,100	$ 15,100
Accumulated Amortization	(15,100)	(13,903)
Net		$ 1,197
Trade name [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Life	9 years	9 years
Cost	$ 7,612	$ 7,520
Accumulated Amortization	(7,009)	(6,064)
Net	$ 603	$ 1,456
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Life	15 years	15 years
Cost	$ 2,600	$ 2,600
Accumulated Amortization	(1,610)	(1,436)
Net	990	1,164
Others [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	1,000	1,000
Accumulated Amortization	(1,000)	(1,000)
Net